Goodwill, Intangible and Long-Lived Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended																						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2012 Acquisitions of Geocel and Pulanna [Member] Minimum [Member]	Dec. 31, 2012 Acquisitions of Geocel and Pulanna [Member] Maximum [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member] Minimum [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member] Maximum [Member]	Dec. 31, 2010 Acquisitions of Sayerlack, Acroma and Pinturas Condor [Member]	Dec. 31, 2010 Acquisitions of Sayerlack, Acroma and Pinturas Condor [Member] Minimum [Member]	Dec. 31, 2010 Acquisitions of Sayerlack, Acroma and Pinturas Condor [Member] Maximum [Member]	Dec. 31, 2012 Customer Relationships [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2011 Customer Relationships [Member] Acquisition of Leigh Paints [Member]	Dec. 31, 2010 Customer Relationships [Member] Acquisitions of Sayerlack, Acroma and Pinturas Condor [Member]	Dec. 31, 2012 Finite-lived Trademarks [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2011 Finite-lived Trademarks [Member] Acquisition of Leigh Paints [Member]	Dec. 31, 2012 Noncompete Agreements [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2011 Developed Technology Rights [Member] Acquisition of Leigh Paints [Member]	Sep. 30, 2012 Paint Stores Group [Member]	Sep. 30, 2011 Paint Stores Group [Member]	Sep. 30, 2010 Paint Stores Group [Member]	Dec. 31, 2012 Global Finishes Group [Member]	Dec. 31, 2011 Global Finishes Group [Member]	Dec. 31, 2010 Global Finishes Group [Member]	Sep. 30, 2012 Global Finishes Group [Member]	Sep. 30, 2011 Global Finishes Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized	$ 42,064	$ 5,039	$ 79,909	$ 42,064			$ 5,039			$ 79,909													$ 24,707	$ 5,039	$ 70,594
Trademark				15,899						18,007
Finite-lived Intangible Assets													27,487	1,918	35,886	13,000	2,125	9,720	4,794
Weighted Average useful life of finite-lived intangible assets					6 years	15 years		5 years	10 years		15 years	19 years
Reduction in carrying value of finite-lived intangible assets			4,364
Reduction in carrying value of property plant and equipment			2,177
Trademark impairments																				3,400	4,669	120				686	823
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite-lived Intangible assets for the year 2013	33,279
Amortization of finite-lived Intangible assets for the year 2014	29,840
Amortization of finite-lived Intangible assets for the year 2015	25,866
Amortization of finite-lived Intangible assets for the year 2016	22,145
Amortization of finite-lived Intangible assets for the year 2017	$ 18,003